Accounts receivable (Tables)	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Summary of the components of accounts receivable
The following is a table summarizing our accounts receivable as of December 31, 2020 and 2019:

	At December 31,
In thousands of U.S. dollars	2020	2019
Scorpio LR2 Pool Limited	$10,698	$17,689
Scorpio MR Pool Limited	9,751	44,739
Scorpio Handymax Tanker Pool Limited	3,597	2,984
Scorpio LR1 Pool Limited	2,367	9,000
Scorpio Commercial Management S.A.M.	284	—
Receivables from the related parties	26,697	74,412

Insurance receivables	5,259	1,322
Freight and time charter receivables	—	962
Other receivables	1,061	1,478
	$33,017	$78,174